Changes In Warrants Stock Options And Capital Increase (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants and stock options granted	€ 140	€ 367	€ 881
Capital increase	€ 6,219	€ 5,671	€ 5,780